Investments in Joint Ventures and Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [Line Items]
Post-tax profit or loss	€ (1,404)	€ 2,029	[1]	€ (135)	[1]
Other comprehensive income	(9,545)	200	[1]	457	[1]
Total comprehensive income	(10,950)	2,229	[1]	321	[1]
Carrying amount	165	1,289		€ 1,264
Other Associates [member]
Disclosure of associates [Line Items]
Post-tax profit or loss	(11)	(15)
Other comprehensive income	1	(5)
Total comprehensive income	(10)	(20)
Carrying amount	€ 165	€ 1,289

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.